CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure Of Corporate Information [Abstract]
CORPORATE INFORMATION [Text Block]

1. CORPORATE INFORMATION

Endeavour Silver Corp. (the "Company" or "Endeavour Silver") is a corporation governed by the Business Corporations Act (British Columbia, Canada). The Company is engaged in silver mining in Mexico and related activities including acquisition, exploration, development, extraction, processing, refining and reclamation. The Company is also engaged in exploration activities in Chile and United States. The address of the registered office is #1130 - 609 Granville Street, Vancouver, B.C., V7Y 1G5.